9. Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of derivative measured on a recurring basis
Balance as of January 1, 2015	$–
Issuance of compound derivative instrument	(1,419,105)
Change in fair value of compound derivative instrument	(2,125,117)
Balance as of December 31, 2015	$(3,544,222)